Property and Equipment - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Property Plant and Equipment [Line Items]
Depreciation and amortization on property and equipment	$ 21.0	$ 14.2	$ 51.6	$ 34.7
Capital leases assets, gross carrying values	3.9		3.9		$ 3.5
Capital leases assets, accumulated amortization balances	2.1		2.1		1.3
GPO Assets	15.4		15.4		18.4
Property and Equipment
Property Plant and Equipment [Line Items]
Depreciation and amortization on property and equipment	19.4	$ 14.0	47.8	$ 33.2
Rental Fleet
Property Plant and Equipment [Line Items]
Capital leases assets, accumulated amortization balances	$ 396.8		$ 396.8		$ 285.1